Vessel in Operation - Vessels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost, Vessel write down following collision	$ (10,500)
Net Book Value, ending balance	279	$ 284
Vessels In Operation [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,326,685	1,161,964
Cost, Transfer from vessels under construction	200,118	157,581
Cost, Additions	14,906	8,823
Cost, Disposals	(39,994)	(1,683)
Cost, Reduction in contract cost of new build vessels	(2,350)
Cost, Vessel write down following collision	(10,500)
Cost, ending balance	1,488,865	1,326,685
Accumulated Depreciation, beginning balance	179,686	135,737
Accumulated Depreciation, charge for the period	53,314	45,632
Accumulated Depreciation, disposals for the period	(8,586)	(1,683)
Accumulated Depreciation, ending balance	224,414	179,686
Net Book Value, ending balance	1,264,451	1,146,999	$ 1,026,227
Vessels In Operation [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,307,013	1,147,878
Cost, Transfer from vessels under construction	197,518	155,632
Cost, Additions	3,348	3,503
Cost, Disposals	(32,893)
Cost, Reduction in contract cost of new build vessels	(2,350)
Cost, Vessel write down following collision	(10,500)
Cost, ending balance	1,462,136	1,307,013
Accumulated Depreciation, beginning balance	170,448	128,760
Accumulated Depreciation, charge for the period	47,698	41,688
Accumulated Depreciation, disposals for the period	(3,122)
Accumulated Depreciation, ending balance	215,024	170,448
Net Book Value, ending balance	1,247,112	1,136,565	1,019,118
Vessels In Operation [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	19,672	14,086
Cost, Transfer from vessels under construction	2,600	1,949
Cost, Additions	11,558	5,320
Cost, Disposals	(7,101)	(1,683)
Cost, ending balance	26,729	19,672
Accumulated Depreciation, beginning balance	9,238	6,977
Accumulated Depreciation, charge for the period	5,616	3,944
Accumulated Depreciation, disposals for the period	(5,464)	(1,683)
Accumulated Depreciation, ending balance	9,390	9,238
Net Book Value, ending balance	$ 17,339	$ 10,434	$ 7,109